CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 423,739	$ 1,785,390	$ 41,123
Prepaid expenses and other	67,691	224,659	102,430
Total current assets	491,430	2,010,049	143,553
Furniture and equipment, net	42,756	46,894	25,550
Deferred financing costs, net		0	196,166
Restricted cash	60,289	60,267	60,177
Total assets	594,475	2,117,210	425,446
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Accounts payable	870,096	825,837	695,198
Accrued expenses	346,692	309,800	10,229
Accrued interest	0	3,155	38,306
Liability to placement agent		0	31,543
Convertible debentures		0	150,000
Total current liabilities	1,216,788	1,138,792	925,276
Convertible debentures, including $265,000 to related parties		0	1,925,000
Deferred rent payable	17,424	19,710	29,083
Total liabilities	1,234,212	1,158,502	2,879,359
Commitments
Stockholders' equity (deficiency):
Preferred stock, value	0	0	0
Common stock, value	2,159	2,159	1,353
Additional paid in capital	17,203,587	16,800,829	3,939,414
Deficit accumulated during development stage	(17,845,483)	(15,844,280)	(6,394,680)
Total stockholders' equity (deficiency)	(639,737)	958,708	(2,453,913)
Total liabilities and stockholders' equity (deficiency)	$ 594,475	$ 2,117,210	$ 425,446